Derivative Financial Instruments (Summary of the Notional Amount of Derivative Contracts) (Details) (JPY ¥) In Trillions	Mar. 31, 2011		Mar. 31, 2010
Interest Rate Contracts [Member]
Notional Amount of Derivatives	¥ 967.6	[1]	¥ 692.2	[1]
Foreign Exchange Contracts [Member]
Notional Amount of Derivatives	121.6	[1]	112.7	[1]
Equity Contracts [Member]
Notional Amount of Derivatives	2.1	[1]	2.0	[1]
Commodity Contracts [Member]
Notional Amount of Derivatives	2.0	[1]	1.4	[1]
Credit Derivative [Member]
Notional Amount of Derivatives	7.1	[1]	7.9	[1]
Other Derivatives [Member]
Notional Amount of Derivatives	1.2	[1]	1.1	[1]
Total Derivative [Member]
Notional Amount of Derivatives	¥ 1,101.6	[1]	¥ 817.3	[1]

[1]	Includes both written and purchased protection.